Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Minimum Contracted Revenue Expected to be Recognized	The minimum contracted revenue expected to be recognized on the non-cancellable time charters of the vessels as of December 31, 2024, is estimated as follows:
Year	Amount
2025	4,100
Total	$4,100